INCOME TAXES (Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities) (Details) - PRC [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Provision for doubtful accounts	$ 3,422	$ 5,339
Accrued payroll and welfare	809	700
Accrued liabilities	2,414	2,409
Long term investment impairment	2,328	0
Excessive advertising fees	1,990	1,572
Excessive employee education fee	161	150
Net operating loss carry forwards	55,745	54,567
Non-current deferred tax assets
Less valuation allowance	(66,869)	(64,737)
Deferred tax assets, net	0
Deferred tax liabilities	$ 0